Nature of Business	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
1. NATURE OF BUSINESS
Description of the Business
Tectonic Therapeutic, Inc. (formerly AVROBIO, Inc.) (the “Company” or “Tectonic”) is a clinical-stage biotechnology company focused on the discovery and development of therapeutic proteins and antibodies that modulate the activity of
G-protein
coupled receptors (“GPCRs”). The Company focuses on areas of significant unmet medical need, often where therapeutic options are poor or nonexistent, as these are areas where new medicines have the potential to improve patient quality of life.
Merger and
Pre-Merger
Financing Transaction not
On June 20, 2024, the Company completed its previously announced merger transaction in accordance with the terms of the Agreement and Plan of Merger and Reorganization, dated as of January 30, 2024 (the “Merger Agreement”) with AVROBIO, Inc. (“AVROBIO”), pursuant to which Alpine Merger Subsidiary, Inc., a wholly owned subsidiary of AVROBIO, merged with and into the entity formerly known as Tectonic Therapeutic, Inc., now known as Tectonic Operating Company, Inc. (“Legacy Tectonic”), with Legacy Tectonic continuing as a wholly owned subsidiary of the surviving corporation of AVROBIO (the “Merger”). The Merger was accounted for as a reverse recapitalization in accordance with generally accepted accounting principles in the United States of America (“GAAP”), with AVROBIO treated as the acquired company for financial reporting purposes, and Legacy Tectonic treated as the accounting acquirer.
Upon the closing of the Merger, each outstanding share of Legacy Tectonic’s common stock, including outstanding and unvested restricted stock, was converted into the right to receive a number of shares of AVROBIO’s common stock based on an exchange ratio of 0.53 (the “Exchange Ratio”), as defined in the Merger Agreement, after giving effect to the
1-for-12
reverse stock split of AVROBIO common stock that was effected on June 20, 2024. The exchange ratio was retroactively applied to all outstanding common shares, convertible preferred shares, stock options and restricted stock.
Each outstanding and unexercised option to purchase shares of Legacy Tectonic’s common stock immediately prior to closing was assumed by AVROBIO and was converted into an option to purchase shares of AVROBIO common stock, with necessary adjustments to the number of shares and exercise price to reflect the Exchange Ratio. Legacy Tectonic’s restricted common stock, outstanding and unvested immediately prior to the closing, was assumed by AVROBIO in the Merger.
Legacy Tectonic stockholders received 10,956,614 shares of AVROBIO common stock in connection with the Merger, including 11,447 shares of AVROBIO restricted common stock subject to vesting terms, based on the number of shares of Legacy Tectonic common stock outstanding immediately prior to the Merger, including restricted stock, the number of shares of common stock issued to investors participating in the Subscription Agreements (as defined below) and Simple Agreements for Future Equity (“SAFEs”), and Legacy Tectonic convertible preferred stock outstanding immediately prior to the Merger, which was converted into shares of Legacy Tectonic common stock on a one-for-one
basis immediately prior to the closing of the Merger.
Concurrently with the closing of the Merger, certain investors of Legacy Tectonic completed the purchase of 7,790,889 shares of Legacy Tectonic common stock pursuant to the Subscription Agreement dated January 30, 2024 (the “Subscription Agreement”) at a purchase price of $12.40 per share for an aggregate purchase price of $96.6 million. Shares of Legacy Tectonic common stock issued pursuant to the Subscription Agreements were converted into 4,163,606 shares of AVROBIO common stock at the closing of the Merger based on the Exchange Ratio, pursuant to the Merger Agreement.

Risks and Uncertainties
The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, new technological innovations, protection of proprietary technology, dependence on key personnel, compliance with government regulations and the need to obtain additional financing. Product candidates currently under development will require significant additional research and development efforts, including extensive pre-clinical
and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel infrastructure, and extensive compliance reporting capabilities.
The Company’s proprietary GEODe
™
platform is currently in development. There can be no assurance that current and future research and development activities will be successfully completed, that adequate protection for owned intellectual property will be obtained, that any products developed will obtain necessary government regulatory approval or that any approved products will be commercially viable. Even if product development efforts are successful, it is uncertain when, if ever, the Company will generate significant revenue from product sales. The Company operates in an environment of rapid change in technology and substantial competition from pharmaceutical and biotechnology companies.
Liquidity and Capital Resources
Since inception, the Company has incurred recurring losses and negative cash flows from operations and expects such losses to continue in the future as it conducts research and development activities and continues to develop its product candidates. The Company generated net losses of $58.0 million and $42.8 million for the years ended December 31, 2024 and 2023, respectively and had an accumulated deficit of $148.6 million as of December 31, 2024. The Company has financed its operations primarily through the sale and issuance of common stock, convertible preferred stock, convertible promissory notes, SAFEs and the Merger. In February 2025, the Company sold shares of its common stock under a securities purchase agreement in exchange for gross proceeds of $185 million, as described in Note 16,
Subsequent Events
. The Company has devoted substantially all of its financial resources and efforts to business planning, conducting research and development, recruiting management and technical staff, and raising capital.
As the Company continues to develop its proprietary platform and potential product candidates, it will require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval prior to commercialization. It may never achieve profitability, and unless and until it does, it will continue to need to raise additional capital to fund its operations. The Company had cash and cash equivalents of $141.2 million as of December 31, 2024. Management believes that the Company’s current cash and cash equivalents will be sufficient to fund its planned operations for at least 12 months from the issuance date of these consolidated financial statements.